9 CAPITAL STOCK: Schedule of Stock Option Activity (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Stock Option Activity

Stock option activity is presented below:	Number of	Weighted Average
	Options	Exercise Price C$

Outstanding, December 31, 2016	13,486,235	0.37
Exercised	(200,000)	0.10
Cancelled	(4,381,297)	0.54
Granted	6,446,000	0.10
Expired	(725,000)	0.19
Outstanding, December 31, 2017	14,625,938	0.27
Cancelled	(1,478,766)	0.18
Granted	3,876,000	0.10
Expired	(1,750,000)	0.11
Outstanding, December 31, 2018	15,273,172	0.25